Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Kimco Realty Corporation 401(k) Plan

Supplemental Information

Schedule H (Form 5500), Line 4i-Schedule of Assets (Held at End of Year) as of December 31, 2025

EIN: 13-2744380 Plan Number: 001

	Identity of issuer,
	borrower, lessor, or similar party	Description of investment	Cost	Current value
(a)	(b)	(c)	(d)	(e)
	Allspring Special Mid Cap Value R6	Mutual Fund	**	$531,806
	Carillion Eagle Mid Cap Growth Fund R6	Mutual Fund	**	1,787,269
	Cohen & Steers Institutional Realty	Mutual Fund	**	1,569,893
	Fidelity Adv International Small Cap Opps - Z	Mutual Fund	**	1,370,021
	Fidelity Adv Total Bond K6	Mutual Fund	**	4,512,911
	Fidelity Emerging Markets K	Mutual Fund	**	1,141,033
	Hartford Equity Income R6	Mutual Fund	**	4,743,797
	Hartford Intl Opportunities R6	Mutual Fund	**	2,527,232
*	Kimco Realty Corp Stock	Company Stock	**	9,132,062
	MFS Growth Fund R6	Mutual Fund	**	10,625,202
	Nuveen Intl Responsible EQ R6	Mutual Fund	**	285,824
	Putnam Small Cap Growth Fund R6	Mutual Fund	**	4,150,119
*	TRP Stable Value Fund - N	Common/Collective Trust Fund	**	10,424,205
*	T. Rowe Price Retirement 2005 Tr Fund	Common/Collective Trust Fund	**	181,370
*	T. Rowe Price Retirement 2010 Tr Fund	Common/Collective Trust Fund	**	685,222
*	T. Rowe Price Retirement 2015 Tr Fund	Common/Collective Trust Fund	**	3,079,634
*	T. Rowe Price Retirement 2020 Tr Fund	Common/Collective Trust Fund	**	15,178,490
*	T. Rowe Price Retirement 2025 Tr Fund	Common/Collective Trust Fund	**	22,348,342
*	T. Rowe Price Retirement 2030 Tr Fund	Common/Collective Trust Fund	**	31,244,490
*	T. Rowe Price Retirement 2035 Tr Fund	Common/Collective Trust Fund	**	28,340,445
*	T. Rowe Price Retirement 2040 Tr Fund	Common/Collective Trust Fund	**	34,050,372
*	T. Rowe Price Retirement 2045 Tr Fund	Common/Collective Trust Fund	**	21,003,135
*	T. Rowe Price Retirement 2050 Tr Fund	Common/Collective Trust Fund	**	12,287,302
*	T. Rowe Price Retirement 2055 Tr Fund	Common/Collective Trust Fund	**	7,642,312
*	T. Rowe Price Retirement 2060 Tr Fund	Common/Collective Trust Fund	**	2,945,021
*	T. Rowe Price Retirement 2065 Tr Fund	Common/Collective Trust Fund	**	802,591
*	T. Rowe Price Retirement 2070 Tr Fund	Common/Collective Trust Fund	**	258
*	T. Rowe Price Dividend GR I	Mutual Fund	**	5,341,998
	Undisc Mgrs Behavioral Val R6	Mutual Fund	**	772,526
*	US Treasury Money Fund	Mutual Fund	**	16,143
	Vanguard 500 Index Admiral	Mutual Fund	**	18,160,179
	Vanguard Mid-Cap Ind-Admiral	Mutual Fund	**	1,841,632
	Vanguard Small Cap Index, Adm	Mutual Fund	**	1,924,311
	Vanguard Total Bond Index Adm	Mutual Fund	**	1,989,201
	Vanguard Ttl Intl Stk Ind Adm	Mutual Fund	**	2,157,224
	Total investments per Financial Statements			264,793,572
*	Participant Loans	Interest rates ranging from 4.25% - 9.50%	-	1,814,271
	Total investments per Form 5500			$266,607,843

*Denotes a party-in-interest as defined by ERISA

**Cost is not required to be disclosed for participant directed investments